Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 01, 2023	Mar. 17, 2022	Mar. 31, 2022	May 01, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Mar. 15, 2022	May 31, 2021
Subsequent Event [Line Items]
Proceeds from related party debt					$ 1,900,000	$ 570,000	$ 920,000
Working Capital Loan [Member]
Subsequent Event [Line Items]
Additional borrowings under working capital loans								$ 5,000,000	$ 2,000,000
Working Capital Loan [Member] | Forecast [Member]
Subsequent Event [Line Items]
Proceeds from related party debt		$ 1,400,000	$ 1,400,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of months from the closing date of the IPO	30 months			27 months
Subsequent Event [Member] | Working Capital Loan [Member]
Subsequent Event [Line Items]
Additional borrowings under working capital loans		$ 5,000,000	$ 5,000,000